Reconciliation of profit for the year to cash flow from operations (Tables)	12 Months Ended
Feb. 15, 2018
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Summary of Reconciliation of Profit for the Year to Cash Flow from Operations

For the year ended 31 December 2017	Note	2017 $m	2016 $m	2015 $m
Profit for the year		593	417	1,224
Adjustments for:
Net financial expenses		85	87	87
Income tax charge	7	85	174	188
Depreciation and amortisation		103	96	96
Impairment	5	18	16	36
Other exceptional items	5	(22)	13	(855)
Equity-settled share-based cost	26	21	17	19
Dividends from associates and joint ventures	14	4	5	5
(Increase)/decrease in trade and other receivables		(71)	(24)	3
Net change in loyalty programme liability and System Fund surplus		8	65	42
System Fund depreciation and amortisation		36	31	21
Increase/(decrease) in other trade and other payables		44	102	(13)
Utilisation of provisions, net of insurance recovery	19	—	(4)	—
Retirement benefit contributions, net of costs		(1)	(32)	(4)
Cash flows relating to exceptional items		(44)	(19)	(45)
Other items		(3)	9	6
Total adjustments		263	536	(414)
Cash flow from operations		856	953	810